Intangible assets - Summary of intangible assets (Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 2,637	$ 2,779	$ 3,119
Disposals, transfers and other movements	$ (170)	$ (134)
Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Fair value less costs of disposal, post-tax discount rate	6.60%	6.80%
Water rights | Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 1,759	$ 1,684
Trademarks | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P14Y
Trademarks | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P20Y
Patented and non-patented technology | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P10Y
Patented and non-patented technology | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P20Y
Power contracts water rights | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P2Y
Power contracts water rights | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P45Y
Other purchase and customer contracts | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P5Y
Other purchase and customer contracts | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P15Y
Computer software | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P2Y
Computer software | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P5Y
Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 473	505	463
Disposals, transfers and other movements	$ 47	103
Other intangible assets | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P2Y
Other intangible assets | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	P20Y
Exploration and evaluation
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 173	233	$ 393
Disposals, transfers and other movements	$ (116)	$ (225)